SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Restructuring Cost and Reserve [Line Items]
Net (loss)/profit attribute to Youlife International Holdings Inc. | $	$ (33,112.81)
Weighted average number of share outstanding, basic	100
Basic net (loss)/earnings per share | $ / shares	$ (331.13)
Weighted average number of share outstanding, diluted	100
Diluted net (loss)/earnings per share | $ / shares	$ (331.13)
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
Net (loss)/profit attribute to ordinary shareholders		$ 136,000	¥ 992	¥ 38,678		¥ 99,263	¥ (97,315)
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares							(130,011)
Net (loss)/profit attribute to Youlife International Holdings Inc.		$ 136,000	¥ 992	¥ 38,678	$ 13,980,000	¥ 99,263	¥ (223,534)
Weighted average number of share outstanding, basic		221,777,718	221,777,718	221,777,718	221,777,718	221,777,718	224,986,014
Continuing operations | (per share)				¥ 0.14	$ 0.05	¥ 0.37	¥ (0.97)
Discontinued operations | (per share)				0.04		0.08	(0.02)
Basic net (loss)/earnings per share | (per share)				¥ 0.17	$ 0.06	¥ 0.45	¥ (0.99)
Weighted average number of share outstanding, diluted		342,756,528	342,756,528	342,756,528	342,756,528	342,756,528	224,986,014
Continuing operations | (per share)				¥ 0.09	$ 0.03	¥ 0.24	¥ (0.97)
Discontinued operations | (per share)				0.02		0.05	(0.02)
Diluted net (loss)/earnings per share | (per share)				¥ 0.11	$ 0.04	¥ 0.29	¥ (0.99)